Goodwill and Intangible Assets, Net - Schedule of Purchase Price Allocation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Purchase Price Allocation [Line Items]
Total consideration	$ 9,953
Technology [Member]
Schedule of Purchase Price Allocation [Line Items]
Total consideration	500
Customer relationships [Member]
Schedule of Purchase Price Allocation [Line Items]
Total consideration	$ 9,453